Financial Risk Management - Carrying Amount of Financial Instruments Recognized of Which Offset Agreements are Applicable (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable - trade and others [member]
Disclosure of detailed information about financial instruments [Line items]
Financial assets, Gross financial instruments recognized	₩ 245,835	₩ 197,828
Financial assets, Amount offset	(236,921)	(189,424)
Financial assets, Net financial instruments presented on the statements of financial position	8,914	8,404
Accounts payable - other and others [member]
Disclosure of detailed information about financial instruments [Line items]
Financial liabilities, Gross financial instruments recognized	244,509	200,849
Financial liabilities, Amount offset	(236,921)	(189,424)
Financial liabilities, Net financial instruments presented on the statements of financial position	₩ 7,588	₩ 11,425